UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2016 (Unaudited)

Deutsche CROCI® International Fund

	Shares	Value ($)
Common Stocks 96.8%
France 5.8%
Cie Generale des Etablissements Michelin	224,496	24,031,422
Danone SA	346,289	21,704,228
Sanofi	319,335	25,720,699
(Cost $81,667,629)		71,456,349
Germany 7.5%
Bayer AG (Registered)	243,212	22,814,011
Beiersdorf AG	274,857	22,430,914
Continental AG	125,563	22,244,272
Siemens AG (Registered)	211,314	23,810,197
(Cost $100,987,424)		91,299,394
Hong Kong 7.3%
CLP Holdings Ltd.	2,379,530	23,265,126
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A (Units)	24,533,500	21,544,164
Hong Kong & China Gas Co., Ltd.	12,430,502	23,176,204
MTR Corp., Ltd.	4,345,085	21,753,355
(Cost $84,917,047)		89,738,849
Japan 23.0%
Astellas Pharma, Inc.	1,617,200	22,615,948
Bridgestone Corp.	628,140	24,380,018
Central Japan Railway Co.	140,000	23,069,193
Daiichi Sankyo Co., Ltd.	1,031,500	21,710,288
Fuji Heavy Industries Ltd.	620,400	25,956,830
Isuzu Motors Ltd.	1,962,868	23,606,234
JGC Corp.	1,340,494	22,450,093
Osaka Gas Co., Ltd.	5,715,000	21,787,524
Secom Co., Ltd.	326,500	24,050,085
Tokyo Gas Co., Ltd.	5,179,000	22,778,696
Toyota Industries Corp.	511,118	24,382,505
Toyota Motor Corp.	417,500	24,708,460
(Cost $299,152,834)		281,495,874
Netherlands 1.9%
Koninklijke DSM NV (Cost $23,938,541)	378,475	22,953,429
Singapore 3.8%
Keppel Corp., Ltd.	6,315,905	24,046,327
Singapore Airlines Ltd.	3,275,782	22,838,121
(Cost $74,163,250)		46,884,448
Spain 3.5%
Gas Natural SDG SA	1,224,007	20,944,561
Iberdrola SA	3,540,945	21,252,103
(Cost $55,603,338)		42,196,664
Switzerland 18.4%
ABB Ltd. (Registered)*	1,160,096	23,565,902
Actelion Ltd. (Registered)*	166,365	31,997,692
Adecco Group AG (Registered)	403,385	24,805,430
Kuehne + Nagel International AG (Registered)	177,250	23,119,306
Nestle SA (Registered)	325,683	21,863,676
Novartis AG (Registered)	333,895	22,992,907
Roche Holding AG (Genusschein)	103,518	23,077,098
Sika AG (Bearer)	5,378	26,048,868
Wolseley PLC	465,992	27,012,725
(Cost $227,112,934)		224,483,604
United Kingdom 25.6%
BAE Systems PLC	3,606,286	27,041,715
Barratt Developments PLC	4,469,857	26,177,180
British American Tobacco PLC	425,467	23,375,161
Bunzl PLC	897,448	23,097,205
Diageo PLC	896,219	22,454,738
easyJet PLC	2,130,097	26,353,057
Imperial Brands PLC	498,177	21,375,425
ITV PLC	11,399,302	23,938,516
National Grid PLC	1,854,273	21,107,027
Persimmon PLC	1,174,040	24,940,852
Severn Trent PLC	850,377	23,241,823
Smith & Nephew PLC	1,644,443	23,124,021
Taylor Wimpey PLC	14,123,973	26,136,117
(Cost $414,472,051)		312,362,837
Total Common Stocks (Cost $1,362,015,048)		1,182,871,448
Preferred Stock 0.0%
United Kingdom
Rolls-Royce Holdings PLC "C"* (a) (Cost $452,281)	311,220,832	389,399
Cash Equivalents 2.9%
Deutsche Central Cash Management Government Fund, 0.38% (b) (Cost $35,221,865)	35,221,865	35,221,865
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,397,689,194) †	99.7	1,218,482,712
Other Assets and Liabilities, Net	0.3	3,655,099
Net Assets	100.0	1,222,137,811

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $1,400,981,693. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $182,498,981. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,152,786 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $209,651,767.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At November 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CHF	202,500,277	USD	200,119,559	12/30/2016	444,681	Merrill Lynch & Co., Inc.
HKD	693,375,643	USD	89,410,752	12/30/2016	726	Merrill Lynch & Co., Inc.
JPY	31,585,691,254	USD	279,574,812	12/30/2016	2,921,597	Merrill Lynch & Co., Inc.
SGD	66,283,817	USD	46,380,774	12/30/2016	133,884	Merrill Lynch & Co., Inc.
Total unrealized appreciation					3,500,888
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	215,173,915	USD	228,276,285	12/30/2016	(195,316)	Merrill Lynch & Co., Inc.
GBP	274,708,033	USD	342,704,315	12/30/2016	(1,383,866)	Merrill Lynch & Co., Inc.
Total unrealized depreciation					(1,579,182)

Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	United States Dollar

At November 30, 2016 the Deutsche CROCI International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Industrials	337,402,110	28.5%
Consumer Discretionary	270,502,406	22.9%
Utilities	199,097,228	16.8%
Health Care	194,052,664	16.4%
Consumer Staples	133,204,142	11.3%
Materials	49,002,297	4.1%
Total	1,183,260,847	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$71,456,349	$—	$71,456,349
Germany	—	91,299,394	—	91,299,394
Hong Kong	—	89,738,849	—	89,738,849
Japan	—	281,495,874	—	281,495,874
Netherlands	—	22,953,429	—	22,953,429
Singapore	—	46,884,448	—	46,884,448
Spain	—	42,196,664	—	42,196,664
Switzerland	—	224,483,604	—	224,483,604
United Kingdom	—	312,362,837	—	312,362,837
Preferred Stock	389,399	—	—	389,399
Short-Term Investments	35,221,865	—	—	35,221,865
Derivatives (c)
Forward Foreign Currency Exchange Contracts	—	3,500,888	—	3,500,888
Total	$35,611,264	$1,186,372,336	$—	$1,221,983,600
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(1,579,182)	$—	$(1,579,182)
Total	$—	$(1,579,182)	$—	$(1,579,182)

As a result of the fair valuation model utilized by the Fund, certain international equity securities transferred from Level 1 to Level 2. During the period ended November 30, 2016, the amount of transfers between Level1 and Level 2 was $1,209,807.
(c)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 1,921,706

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® International Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2017